Convertible Redeemable Preferred Shares (Details Textual) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended								12 Months Ended
	Mar. 02, 2017	Feb. 08, 2017	Oct. 12, 2009	Oct. 08, 2008	Aug. 20, 2014	May 24, 2012	Feb. 14, 2011	Aug. 19, 2009	Jun. 26, 2009	Sep. 26, 2008	Mar. 17, 2008	Dec. 27, 2007	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Convertible Redeemable Preferred Shares (Textual)
Purchase price														$ 7.45
Issuance costs													$ 3,000
Net cash proceeds														$ 9,000
Dividends annual rate													6.00%
Percentage of original purchase price													100.00%
Redemption, description													Convertible Redeemable Preferred Shares are redeemed at a price equal to 150% the original purchase price plus any unpaid declared dividends.
Series E One Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Textual)
Convertible preferred stock shares	7,094,164	7,094,164
Purchase price	$ 0.678	$ 0.678
Warrants, exercise price	$ 0.001	$ 0.001
Issuance costs	$ 312	$ 312
Net cash proceeds	$ 9,008	$ 9,008
Converted to ordinary shares amount														$ 2,708
Issuances of convertible redeemable preferred shares	2,950,036	10,325,126
Series B Preferred Stock [Member]
Convertible Redeemable Preferred Shares (Textual)
Convertible preferred stock shares			3,571,428					15,000,000	64,285,715
Purchase price			$ 0.21					$ 0.21	$ 0.21
Issuance costs													$ 158
Net cash proceeds													$ 14,242
Total cash consideration			$ 17,400					$ 17,400	$ 17,400
Consideration, description													Includes cash proceeds of $14,400 and $3,000 upon conversion of convertible notes.
Series C Preferred Stock [Member]
Convertible Redeemable Preferred Shares (Textual)
Convertible preferred stock shares						5,454,545	38,181,817
Purchase price						$ 0.275	$ 0.275
Issuance costs													$ 183
Net cash proceeds													11,817
Total cash consideration						$ 12,000	$ 12,000
Series A Preferred Stock [Member]
Convertible Redeemable Preferred Shares (Textual)
Convertible preferred stock shares				5,000,000						12,000,000	3,100,000	19,800,000
Purchase price				$ 0.20						$ 0.20	$ 0.20	$ 0.20
Issuance costs													91
Net cash proceeds													7,889
Total cash consideration				$ 7,980						$ 7,980	$ 7,980	$ 7,980
Series D Preferred Stock [Member]
Convertible Redeemable Preferred Shares (Textual)
Convertible preferred stock shares					23,721,443
Purchase price					$ 0.33725
Issuance costs													126
Net cash proceeds													$ 7,874
Total cash consideration					$ 8,000